Description of the Business and Financial Condition (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Business and Financial Condition
Note 1-Description of the Business and Financial Condition
Angion Biomedica Corp. (“Angion”) is a biopharmaceutical company that has focused on the discovery, development and commercialization of novel small molecule therapeutics to address acute organ injuries and fibrotic diseases. Angion was incorporated in Delaware in 1998.
Initial Public Offering and the Concurrent Private Placement
On February 9, 2021, Angion’s registration statement on Form S-1 (File No. 333-252177) relating to its initial public offering (“IPO”) of common stock became effective. The IPO closed on February 9, 2021 at which time Angion issued 5,750,000 shares of its common stock at a price to the public of $16.00 per share, which included the full exercise by the underwriters of their option to purchase an additional 750,000 shares of common stock. In addition to the shares being sold in the IPO, Angion sold an additional 1,562,500 shares of its common stock at the public offering price of $16.00 per share to entities affiliated with Vifor International, Ltd., an existing stockholder (the “Concurrent Private Placement”) for gross proceeds of $25.0 million.
The IPO and Concurrent Private Placement generated aggregate net proceeds of approximately $107.0 million, after deducting the underwriting discounts and commissions, private placement fee and offering expenses payable by Angion.
In connection with the closing of the IPO, all outstanding shares of convertible preferred stock and outstanding convertible notes automatically converted into shares of common stock. Subsequent to the closing of the IPO, there were no shares of convertible preferred stock outstanding and there were no convertible notes outstanding. In connection with the closing of the IPO, Angion restated its Restated Certificate of Incorporation to change the authorized capital stock to 300,000,000 shares designated as common stock, and 10,000,000 shares designated as preferred stock, with a par value of $0.01 per share and $0.01 per share, respectively.
Reduction in Force
On January 4, 2022, Angion announced a reduction in force impacting somewhat less than half of its employees. Angion’s decision to engage in this reduction resulted from an assessment of its internal resources needs, given the results of the Phase 3 study of ANG-3777 in patients at risk for delayed graft function (DGF) would likely not support a regulatory approval in that population and the Phase 2 study in acute kidney injury associated with cardiac surgery involving cardiopulmonary bypass (CSA-AKI) would not support a Phase 3 trial in that indication. This reduction was a cost-cutting measure across the organization to support Angion’s 2022 primary focus on the clinical development of its investigational asset ANG-3070, a highly selective, oral tyrosine kinase receptor inhibitor in development as a treatment for fibrotic diseases, as well as advancing preclinical assets to IND-enabling studies. In connection with the reduction in force, Angion incurred termination costs, which include severance, benefits, and related costs of approximately $3.2 million, which are in restructuring expense for the nine months ended September 30, 2022. Angion paid $2.2 million during the nine months ended September 30, 2022 and expects to pay the remaining $1.0 million on or before September 2023.
On July 25, 2022, Angion announced a process to explore strategic options for enhancing and preserving shareholder value (the “2022 Strategic Realignment”). Potential strategic options to be explored or evaluated as part of the process may include, but are not limited to merger, reverse merger, other business combination, sale of assets, licensing, or other strategic transactions. In connection with the 2022 Strategic Realignment, Angion also announced the discontinuation of development of ANG-3070 for all indications and the discontinuation of most other development activities pending conclusion of the strategic process. In connection with the foregoing, Angion also announced an additional reduction in force of the majority of its 37 employees. This reduction in force, expected to be completed by the end of 2022, is a cash preservation measure and impacts employees across the organization. In connection with the reduction in force, Angion recorded a charge of $2.8 million in the third quarter of 2022. Angion paid $1.7 million during the three months ended September 30, 2022 and expects to pay the remaining $1.1 million on or before December 2022. These charges are primarily one-time termination benefits payable in cash.
Liquidity and Capital Resources
Since inception, Angion has devoted substantially all of its efforts and financial resources to conducting research and development activities, including drug discovery and pre-clinical studies and clinical trials, establishing and maintaining its intellectual property portfolio, organizing and staffing Angion, business planning, raising capital and providing general and administrative support for these operations. Angion has incurred losses from operations and negative cash flows from operating activities since inception. As of September 30, 2022, Angion had $55.1 million in cash and cash equivalents and an accumulated deficit of $247.5 million.
Angion has evaluated and concluded there are no conditions or events, considered in the aggregate, that raise substantial doubt about its ability to continue as a going concern for a period of one year following the date these condensed consolidated financial statements are issued and believes its existing cash and cash equivalents will be sufficient to meet the projected operating requirements for at least 12 months following the issuance date of its condensed consolidated financial statements.

Note 1-Description of the Business and Financial Condition
Angion Biomedica Corp. (“Angion”) is a clinical biopharmaceutical company focused on the discovery, development and commercialization of novel small molecule therapeutics to address acute organ injuries and fibrotic diseases. Angion was incorporated in Delaware in 1998.
Forward Stock Split
On January 25, 2021, the board of directors of Angion approved an amendment to its certificate of incorporation to effect a forward stock split (“Forward Split”) of shares of Angion’s common stock on a one-for 1.55583 basis, which was effected on February 1, 2021. All references to common stock, convertible preferred stock, warrants to purchase common stock, stock options, restricted stock awards (“RSAs”), restricted stock units (“RSUs”), including restricted stock units with non-market performance and service conditions (“PSUs”), per share amounts and related information contained in the consolidated financial statements have been retroactively adjusted to reflect the effect of the forward stock split for all periods presented. No fractional shares of Angion’s common stock were issued in connection with the Forward Split. Any fractional share resulting from the Forward Split was rounded down to the nearest whole share, and any stockholder entitled to fractional shares as a result of the Forward Split received a cash payment in lieu of receiving fractional shares.
Initial Public Offering and the Concurrent Private Placement
On February 9, 2021, Angion’s registration statement on Form S-1 (File No. 333-252177) relating to its initial public offering (IPO) of common stock became effective. The IPO closed on February 9, 2021 at which time Angion issued 5,750,000 shares of its common stock at a price to the public of $16.00 per share, which includes the full exercise by the underwriters of their option to purchase an additional 750,000 shares of common stock. In addition to the shares being sold in the IPO, Angion sold an additional 1,562,500 shares of its common stock at the public offering price of $16.00 per share to entities affiliated with Vifor International, Ltd., an existing stockholder (the “Concurrent Private Placement”) for gross proceeds of $25.0 million. Subsequent to the closing of the IPO, all of the outstanding shares of convertible preferred stock and outstanding convertible notes automatically converted into shares of common stock.
The IPO and Concurrent Private Placement generated aggregate net proceeds of approximately $107.0 million, after deducting the underwriting discounts and commissions, private placement fee and estimated offering expenses payable by Angion.
Subsequent to the closing of the IPO, there were no shares of convertible preferred stock outstanding and there were no convertible notes outstanding. In connection with the closing of the IPO, Angion restated its Restated Certificate of Incorporation to change the authorized capital stock to 300,000,000 shares designated as common stock, and 10,000,000 shares designated as preferred stock, with a par value of $0.01 per share and $0.01 per share, respectively.
Liquidity and Capital Resources
Since inception, Angion has devoted substantially all of its efforts and financial resources to conducting research and development activities, including drug discovery and pre-clinical studies and clinical trials, establishing and maintaining its intellectual property portfolio, organizing and staffing Angion, business planning, raising capital and providing general and administrative support for these operations. Angion has incurred losses from operations and negative cash flows from operating activities since inception and expects to continue to incur substantial losses for the next several years as it continues to fully develop and, if approved, commercialize its product candidates. As of December 31, 2021, Angion had $88.8 million in cash and cash equivalents and an accumulated deficit of $215.1 million. Prior to its IPO, Angion funded its operations through United States government grants, the issuance of convertible notes (see Note 6), sales of convertible preferred stock and common stock (see Notes 7) and warrants (see Note 10) and licensing agreements (see Note 12).
The planned expansion of Angion’s clinical and discovery programs will require significant funds. Management expects to continue to incur significant expenses and to incur operating losses for the foreseeable future. Angion has evaluated and concluded there are no conditions or events, considered in the aggregate, that raise substantial doubt about its ability to continue as a going concern for a period of one year following the date these consolidated financial statements are issued and believes its existing cash and cash equivalents will be sufficient to meet the projected operating requirements well into 2023.